GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
FACE AMOUNT/  SECURITY DESCRIPTION                                    VALUE
SHARES
--------------------------------------------------------------------------------

              GOVERNMENT AGENCY BONDS & Notes - (22.43%)

 1,300,000    FHLMC, 5.38%, 08/16/06                               $  1,349,157
 1,201,000    FNMA, 5.50%, 07/25/21                                   1,216,113
 1,300,000    FNMA, 5.75%, 06/15/05                                   1,377,578
                                                                   ------------

              TOTAL GOVERNMENT AGENCY BONDS & NOTES
              (COST $3,881,462)                                       3,942,848
                                                                   ------------

              MORTGAGE BACKED SECURITIES - (47.91%)

 1,811,997    FHLMC, Series 2177, 6.00%, 01/15/18                     1,850,018
 1,128,277    FHLMC, Series 2308, 6.50%, 05/15/30                     1,160,727
 1,300,000    FHR, Series 2326, 6.00%, 10/15/24                       1,328,746
   700,000    FNMA, Series 2001-W2, 5.932%, 11/25/30                    722,146
   743,891    FNMA, Series 2001-29, 6.50%, 10/25/29                     763,115
 1,609,862    GNMA, Pool 476998, 6.50%, 07/15/29                      1,649,476
   935,680    GNMA, Series 2002-13, 6.50%, 01/20/32                     945,596
                                                                   ------------

              TOTAL MORTGAGE BACKED SECURITIES (COST $8,284,879)      8,419,824
                                                                   ------------

              U.S. TREASURY OBLIGATIONS - (27.54%)

   300,000    4.75%, 11/15/08#                                          305,582
   850,000    5.625%, 02/15/06                                          905,710
 1,500,000    5.875%, 11/15/04                                        1,594,689
   425,000    6.25%, 02/15/07                                           465,183
 1,425,000    6.50%, 10/15/06                                         1,569,179
                                                                   ------------

              TOTAL U.S. TREASURY OBLIGATIONS (COST $4,742,822)       4,840,343
                                                                   ------------


              SHORT TERM INVESTMENTS - (1.84%)
   323,188    Merrimac U.S. Government Money Market Fund,
              (Cost $323,188)                                           323,188
                                                                   ------------

              TOTAL INVESTMENTS (COST $17,232,351) - (99.72%)      $ 17,526,203
                                                                   ------------

              OTHER ASSETS IN EXCESS OF LIABILITIES - (0.28%)            48,431
                                                                   ------------

              TOTAL NET ASSETS - 100.0%                            $ 17,574,634
                                                                   ============

              #    Part or all of this investment is on loan

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES      SECURITY DECSRIPTION                                     VALUE
--------------------------------------------------------------------------------

              COMMON STOCK - ( 94.76%)

              Banks - (5.83%)
     9,700    US Bancorp                                           $    226,495
     4,500    Wells Fargo & Co.                                         225,270
                                                                   ------------
                                                                        451,765
                                                                   ------------

              BEVERAGES - (5.06%)
     7,700    Coca- Cola Enterprises Inc.                               170,016
     4,600    Pepsico, Inc.                                             221,720
                                                                   ------------
                                                                        391,736
                                                                   ------------

              BROADCASTING - (1.70%)
     4,200    Univision Communication, Inc.#                            131,880
                                                                   ------------

              CHEMICALS - (0.96%)
     1,200    OM Group, Inc.                                             74,400
                                                                   ------------

              COMMERCIAL SERVICES - (2.23%)
     5,600    Iron Mountain, Inc.*#                                     172,760
                                                                   ------------

              COMPUTERS - (4.36%)
     5,900    Dell Computer Corp.*                                      154,226
     2,000    International Business Machines Corp.                     144,000
     2,000    Veritas Software Corp.*                                    39,580
                                                                   ------------
                                                                        337,806
                                                                   ------------

              COSMETICS & TOILETRIES - (4.62%)
     2,200    Gillette Co.                                               74,514
     3,100    INT'L Flavors & Frangance                                 100,719
     2,050    Procter & Gamble                                          183,065
                                                                   ------------
                                                                        358,298
                                                                   ------------

              DIVERSIFIED FINANCIAL - (2.30%)
     4,600    Citigroup, Inc.                                           178,250
                                                                   ------------

              ELECTRONICS - (2.36%)
     5,300    Avnet, Inc.                                               116,547
     2,800    Texas Instruments                                          66,360
                                                                   ------------
                                                                        182,907
                                                                   ------------

              ENTERTAINMENT & LEISURE - (1.32%)
     3,700    Carnival Corp.                                            102,453
                                                                   ------------

--------------------------------------------------------------------------------
GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES      SECURITY DECSRIPTION                                     VALUE
--------------------------------------------------------------------------------

              FOOD - (4.94%)
     3,300    Kroger Co.*                                          $     65,670
     3,300    Kraft Foods, Inc.                                         135,135
     6,700    Sysco Corp.                                               182,374
                                                                   ------------
                                                                        383,179
                                                                   ------------

              HEALTHCARE- PRODUCTS - (11.65%)
     3,000    Baxter International, Inc.                                133,320
     3,100    Community Health                                           83,080
     2,300    Cardinal Health                                           141,243
     4,200    Johnson & Johnson                                         219,492
     3,600    Medtronic, Inc.                                           154,260
     3,200    Stryker Corp.                                             171,232
                                                                   ------------
                                                                        902,627
                                                                   ------------

              INSURANCE - (4.93%)
     2,400    American International Group                              163,752
     1,000    Marsh & McLennan Co.                                       96,600
     2,500    Radian Group, Inc.                                        121,700
                                                                   ------------
                                                                        382,052
                                                                   ------------

              MEDIA - (2.12%)
     3,700    Viacom, Inc.*                                             164,169
                                                                   ------------

              MISCELLANEOUS MANUFACTURING - (5.76%)
     8,600    General Electric Co.                                      249,830
     1,600    3M Co.                                                    196,800
                                                                   ------------
                                                                        446,630
                                                                   ------------

              OIL & GAS - (4.97%)
     7,475    Exxon Mobil Corp.                                         305,877
     2,200    Spinnaker Exploration Co.*                                 79,244
                                                                   ------------
                                                                        385,121
                                                                   ------------

              PHARMACEUTICALS - (4.46%)
     7,600    Pfizer, Inc .                                             266,000
     6,100    Perrigo Co.*                                               79,300
                                                                   ------------
                                                                        345,300
                                                                   ------------

              RETAIL - (9.98%)
     4,900    Bed Bath & Beyond, Inc.*#                                 184,926
     3,900    Target Corp.                                              144,846
     4,800    Walgreen Co.                                              185,424
     4,700    Wal-Mart Stores, Inc.                                     258,547
                                                                   ------------
                                                                        773,743
                                                                   ------------

              SEMICONDUCTORS - (1.30%)
     5,500    Intel Corp.                                               100,485
                                                                   ------------

--------------------------------------------------------------------------------
GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES      SECURITY DECSRIPTION                                     VALUE
--------------------------------------------------------------------------------

              SOFTWARE - (8.72%)
     3,500    Adobe Systems, Inc.                                  $     99,750
     1,850    Affiliated Computer Services, Inc.                         87,838
     3,900    AOL Time Warner                                            57,369
     3,800    BEA Systems, Inc.*                                         35,758
       900    Intuit, Inc.                                               44,748
     5,100    Microsoft Corp.*                                          276,012
     2,800    Sunguard Data Systems                                      74,144
                                                                   ------------
                                                                        675,619
                                                                   ------------

              TELECOMMUNICATIONS - (3.73%)
     8,700    Cisco Systems, Inc.*                                      121,365
     3,400    SBC Communications, Inc.                                  103,700
     1,600    Verizon Communications, Inc.                               64,240
                                                                   ------------
                                                                        289,305
                                                                   ------------

              WASTE MANAGEMENT - (1.46%)
     3,200    Stericycle, Inc.                                          113,312
                                                                   ------------

              TOTAL COMMON STOCK (COST $8,760,237)                    7,343,797
                                                                   ------------

              SHORT TERM INVESTMENTS - (5.84%)
              Merrimac U.S. Government Money
              Market Fund (cost $452,209)                              452,209
                                                                   ------------

              TOTAL INVESTMENTS (COST $9,212,446) - (100.60%)      $  7,796,006
                                                                   ------------

              LIABILITIES IN EXCESS OF OTHER ASSETS - (-0.60%)          (46,148)
                                                                   ------------

              TOTAL NET ASSETS - 100.0%                            $  7,749,858
                                                                   ============

              *    Non-income producing investment
              #    Part or all of this investment is on loan

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES      SECURITY DESCRIPTION                                    VALUE
--------------------------------------------------------------------------------

              COMMON STOCK - (98.08%)

              AEROSPACE - (1.54%)
       500    United Technologies Corp.                            $     33,950
                                                                   ------------

              AGRICULTURE - (1.98%)
     1,000    Philip Morris Cos., Inc.                                   43,680
                                                                   ------------

              APPAREL - (3.53%)
     1,100    Liz Claiborne, Inc.                                        34,980
     1,100    VF Corp.                                                   43,131
                                                                   ------------
                                                                         78,111
                                                                   ------------
              APPLIANCES - (1.64%)
       850    Maytag Corp.                                               36,253
                                                                   ------------

              AUTOPARTS - (4.35%)
     2,300    Delphi Automotive Systems                                  30,360
     2,100    Ford Motor Co.                                             33,600
       600    General Motors Corp.                                       32,070
                                                                   ------------
                                                                         96,030
                                                                   ------------
              BANKS - (10.22%)
       600    Bank of America Corp.                                      42,216
       900    Banknorth Group, Inc.                                      23,418
     1,300    Charter One Financial, Inc.                                44,694
     1,200    JP Morgan Chase & Co.                                      40,704
     1,100    Keycorp                                                    30,030
     1,200    Washington Mutual, Inc.                                    44,532
                                                                   ------------
                                                                        225,594
                                                                   ------------
              CHEMICALS - (1.47%)
       800    Rohm & Haas Co.                                            32,392
                                                                   ------------

              COMPUTER WARE - (5.17%)
     2,300    Computer Associates International, Inc.                    36,547
     5,700    Compuware Corp.*#                                          34,599
       900    Parker Hannifin Corp.                                      43,011
                                                                   ------------
                                                                        114,157
                                                                   ------------
              COMSUMER PRODUCTS - (2.03%)
       800    Fortune Brands, Inc.                                       44,752
                                                                   ------------

              CONTAINERS - (0.97%)
       900    Pactiv Corp. *                                             21,330
                                                                   ------------

              DIVERSIFIED COMGLORERATES - (4.70%)
       800    Cooper Industries, Inc.                                    31,440
       500    ITT Industries, Inc.                                       35,300
       600    PPG Industries, Inc.                                       37,140
                                                                   ------------
                                                                        103,880
                                                                   ------------
              ENTERTAINMENT - (1.52%)
     1,200    Brunswick Corp.                                            33,600
                                                                   ------------

--------------------------------------------------------------------------------
VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES      SECURITY DESCRIPTION                                    VALUE
--------------------------------------------------------------------------------

              FINACIAL GROUPS - (5.32%)
     1,200    Citigroup, Inc.                                      $     46,500
       650    Fannie Mae                                                 47,938
       700    T Rowe Price Group, Inc.                                   23,016
                                                                   ------------
                                                                        117,454
                                                                   ------------
              FOOD & BEVERAGE - (1.71%)
     1,900    Kroger Company                                             37,810
                                                                   ------------

              FOREST AND PAPER - (1.82%)
     1,200    Mead Corp.                                                 40,272
                                                                   ------------

              HEALTHCARE - (2.15%)
     1,000    HCA, Inc.                                                  47,500
                                                                   ------------

              HOMEFURNISHING - (1.75%)
     1,100    Newell Rubbermaid, Inc.                                    38,566
                                                                   ------------

              INSURANCE - (6.24%)
       500    Cigna Corp.                                                48,710
       800    Hartford Financial Services Group                          47,576
       850    Radian Group, Inc.                                         41,378
                                                                   ------------
                                                                        137,664
                                                                   ------------
              INVESTMENT COMPANIES - (1.54%)
       800    Franklin Resources, Inc.                                   34,112
                                                                   ------------

              MISCELLANEOUS MANUFACTURE - (1.97%)
     1,500    General Electric                                           43,575
                                                                   ------------

              OIL AND GAS - (8.65%)
     1,200    Ashland, Inc.                                              48,600
       500    ChevronTexaco Corp.                                        44,250
     1,700    Occidental Petroleum Corp.                                 50,983
       800    Phillips Petroleum Co.                                     47,104
                                                                   ------------
                                                                        190,937
                                                                   ------------

              PHARMECEUTICAL - (1.38%)
       600    Merck& CO.                                                 30,384
                                                                   ------------

              PUBLISHING - (1.03%)
       300    Gannett Co., Inc.                                          22,770
                                                                   ------------

--------------------------------------------------------------------------------
VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES      SECURITY DESCRIPTION                                    VALUE
--------------------------------------------------------------------------------

              RETAIL - (6.20%)
     1,300    Federated Department Stores                          $     51,610
       800    Sears Roebuck and Co.                                      43,440
     2,800    Sovereign Bancorp, Inc.#                                   41,860
                                                                   ------------
                                                                        136,910
                                                                   ------------
              STEEL - (2.06%)
       700    Nucor Corp.                                                45,528
                                                                   ------------

              TELECOMMUNICATIONS - (9.36%)
     1,400    BellSouth Corp.                                            44,100
     1,600    CenturyTel, Inc.                                           47,200
     1,400    SBC Communications, Inc.                                   42,700
     2,300    Sprint Corp-FON Group.                                     24,402
     1,200    Verizon Communications, Inc.                               48,180
                                                                   ------------
                                                                        206,582
                                                                   ------------
              TRANSPORTATION - (3.44%)
     1,600    Burlington Northern Santa Fe Corp.                         48,000
       800    CSX Corp.                                                  27,848
                                                                   ------------
                                                                         75,848
                                                                   ------------
              UTILITIES - (4.34%)
     1,500    FirstEnergy Corp.                                          50,070
     2,100    NiSource, Inc.                                             45,843
                                                                   ------------
                                                                         95,913
                                                                   ------------

              TOTAL COMMON STOCK (COST $2,076,488)                    2,165,554
                                                                   ------------

              SHORT TERM INVESTMENTS- (0.61%)
              Merrimac US Government  Money
              Market Fund (cost $13,541)                                 13,541
                                                                   ------------

              TOTAL INVESTMENTS (COST $2,090,029) - (98.69%)       $  2,179,095

              OTHER ASSETS IN EXCESS OF LIABILITIES - (1.31%)            28,807
                                                                   ------------

              TOTAL NET ASSETS                                     $  2,207,902
                                                                   ============

              *    Non-income producing investment
              #    Part or all of this investment is on loan

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

MEMORIAL  FUNDS
SEMI-ANNUAL REPORT
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2002 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------

                                                                       GOVERNMENT        GROWTH           VALUE
                                                                       BOND FUND       EQUITY FUND     EQUITY FUND
                                                                      ------------    ------------    ------------
ASSETS:
   Investments, at market (identified cost: $17,232,351,
      $9,212,446 and $2,090,029 respectively) (Note 2)                $ 17,526,203    $  7,796,006    $  2,179,095
   Collateral for securities loaned (Note 6)                             1,353,375         508,900          84,700
   Receivables:
      Dividends                                                                 --           5,455           3,024
      Interest                                                             139,040             550              14
      Income due from securities loaned                                        318              86              16
      Fund shares sold                                                          --           3,025              --
      Prepaid expenses                                                       3,749          12,193           1,610
      Due from Advisor (Note 4 & 7)                                         54,012          51,439          44,347
      Organization costs, net of amortization (Note 2)                       4,492           4,492           4,492
                                                                      ------------    ------------    ------------
         Total assets                                                   19,081,189       8,382,146       2,317,298
                                                                      ------------    ------------    ------------

LIABILITIES:
   Payables:
      Distribution payable                                                  58,033              --           4,557
      Investments purchased                                                     --          75,526              --
      Collateral for securities loaned (Note 6)                          1,353,375         508,900          84,700
      Investment advisory fees                                              17,019           8,668           3,308
      Administrator fees (Accounting, Distribution, Transfer Agent)          5,003           5,255           5,256
      Other accrued expenses                                                73,125          33,939          11,575
                                                                      ------------    ------------    ------------
         Total liabilities                                               1,506,555         632,288         109,396
                                                                      ------------    ------------    ------------
NET ASSETS                                                            $ 17,574,634    $  7,749,858    $  2,207,902
                                                                      ============    ============    ============

NET ASSETS CONSIST OF:
      Additional paid-in capital                                      $ 17,818,101    $ 13,221,669    $  3,742,087
      Undistributed net investment income (loss)                             1,997         (12,454)            248
      Accumulated realized loss on investments                            (539,316)     (4,042,917)     (1,623,498)
      Net unrealized gain (loss) on investments                            293,852      (1,416,440)         89,065
                                                                      ------------    ------------    ------------
Total Net Assets
                                                                      $ 17,574,634       7,749,858       2,207,902
                                                                      ============    ============    ============

Shares of Beneficial Interest                                            1,684,972       1,132,698         209,539
                                                                      ============    ============    ============

Net Asset Value, offering and redemption price per share              $      10.43    $       6.84    $      10.54
                                                                      ============    ============    ============

Market value of securities on loan (Note 6)                           $  1,315,552    $    489,566    $     76,459
                                                                      ------------    ------------    ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

MEMORIAL FUNDS
SEMI-ANNUAL REPORT
STATEMENTS OF OPERATIONS - FOR THE PERIOD ENDED JUNE 30, 2002 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------

                                                                          GOVERNMENT      GROWTH          VALUE
                                                                          BOND FUND     EQUITY FUND    EQUITY FUND
                                                                         -----------    -----------    -----------
INVESTMENT INCOME:
   Interest                                                              $   446,927    $     2,958    $       271
   Securities Lending Income (see Notes 2 and 6)                                 748            494             43
   Dividends                                                                      --         37,411         27,588
                                                                         -----------    -----------    -----------
      Total investment income                                                447,675         40,863         27,902
                                                                         -----------    -----------    -----------

EXPENSES:
   Investment advisory fees (Note 3)                                           8,479          5,248          1,530
   Investment sub-advisory fees (Note 3)                                      17,019         13,330          3,980
   Shareholder Services fees (Note 3)                                         21,273         11,108          3,317
   Administration fees (Note 3)                                               31,505         31,505         31,506
   Legal fees                                                                 48,013         25,801          8,944
   Audit fees                                                                 11,788          6,018          1,723
   Custody fees (Note 3)                                                       2,852          4,744          3,433
   Trustee fees (Note 3)                                                       4,324          2,219            642
   Compliance fees                                                               368          3,578            290
   Report Printing fees                                                          643            405            378
   Insurance fees                                                              2,604          1,600          1,178
   Amortization of organization costs (Note 2)                                 2,975          2,975          2,975
   Miscellaneous                                                               5,132          8,666          4,086
                                                                         -----------    -----------    -----------
      Total expenses before waivers and reimbursements                       156,975        117,197         63,982
   Waivers and reimbursements (Note 4)                                       (76,137)       (63,880)       (48,062)
                                                                         -----------    -----------    -----------
      Total expenses, net                                                     80,838         53,317         15,920
                                                                         -----------    -----------    -----------

   Net investment income (loss)                                              366,837        (12,454)        11,982
                                                                         -----------    -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                                    98,952     (1,116,350)       250,978
   Net change in unrealized appreciation (depreciation) on investments       178,511         67,666       (137,529)
                                                                         -----------    -----------    -----------
                                                                             277,463     (1,048,684)       113,449
                                                                         -----------    -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $   644,300    $(1,061,138)   $   125,431
                                                                         ===========    ===========    ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

MEMORIAL FUNDS
SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------------------------------

                                                                             GOVERNMENT BOND FUND

                                                                         PERIOD ENDED     YEAR ENDED
                                                                           JUNE 30,      DECEMBER 31,
                                                                             2002            2001
                                                                         ------------    ------------
                                                                         (UNAUDITED)
INCREASE IN NET ASSETS
OPERATIONS:
   Net investment income                                                 $    366,837    $  1,360,831
   Net realized gain on investments                                            98,952       1,392,613
   Net change in unrealized appreciation (depreciation) on investments        178,511        (696,556)
                                                                         ------------    ------------
   Net increase in net assets resulting from operations                       644,300       2,056,888
                                                                         ------------    ------------

Distributions to shareholders from:
   Net investment income - Institutional shares                              (367,024)     (1,360,755)
   Net realized capital gain on investments - Institutional shares                 --              --
                                                                         ------------    ------------
   Total Distributions to shareholders                                       (367,024)     (1,360,755)
                                                                         ------------    ------------

Capital share transactions
   Sale of shares - Institutional shares                                      377,142       2,347,642
   Reinvestment of distributions - Institutional shares                         8,956         210,167
   Redemption of shares - Institutional shares                               (147,187)    (26,696,215)
                                                                         ------------    ------------
   Net increase (decrease) from capital transactions                          238,911     (24,138,406)
                                                                         ------------    ------------

Total increase (decrease) in net assets                                       516,187     (23,442,273)

NET ASSETS:
   Beginning of period                                                     17,058,447      40,500,720
                                                                         ------------    ------------
   End of period                                                         $ 17,574,634    $ 17,058,447
                                                                         ============    ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

MEMORIAL FUNDS
SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------
                                                                             GROWTH EQUITY FUND             VALUE EQUITY FUND

                                                                       PERIOD ENDED     YEAR ENDED     PERIOD ENDED     YEAR ENDED
                                                                         JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                                                           2002            2001            2002            2001
                                                                       ------------    ------------    ------------    ------------
                                                                        (UNAUDITED)                     (UNAUDITED)
INCREASE IN NET ASSETS
OPERATIONS:
   Net investment income (loss)                                        $    (12,454)   $     (9,589)   $     11,982    $    127,891
   Net realized gain (loss) on investments                               (1,116,350)     (1,988,215)        250,978       3,170,807
   Net change in unrealized appreciation
      (depreciation) on investments                                          67,665      (2,148,301)       (137,529)     (1,402,286)
                                                                       ------------    ------------    ------------    ------------
   Net increase (decrease) in net assets resulting from operations       (1,061,139)     (4,146,105)        125,431       1,896,412
                                                                       ------------    ------------    ------------    ------------

Distributions to shareholders from:
   Net investment income                                                         --          (4,462)        (11,982)       (128,207)
   Net realized capital gain on investments                                      --         (54,395)             --              --
                                                                       ------------    ------------    ------------    ------------
   Total Distributions to shareholders                                           --         (58,857)        (11,982)       (128,207)
                                                                       ------------    ------------    ------------    ------------

Capital share transactions
   Sale of shares - Institutional Shares                                  2,817,271      14,199,574         498,000       1,596,401
   Reinvestment of distributions - Institutional Shares                          --          12,196              --              --
   Redemption of shares - Institutional Shares                           (3,295,434)    (30,606,253)     (1,613,609)    (17,771,869)
                                                                       ------------    ------------    ------------    ------------
   Net decrease from capital transactions                                  (478,163)    (16,394,483)     (1,115,609)    (16,175,468)
                                                                       ------------    ------------    ------------    ------------

Total decrease in net assets                                             (1,539,302)    (20,599,445)     (1,002,160)    (14,407,263)

NET ASSETS:
   Beginning of period                                                    9,289,160      29,888,605       3,210,062      17,617,325
                                                                       ------------    ------------    ------------    ------------
   End of period                                                       $  7,749,858    $  9,289,160    $  2,207,902    $  3,210,062
                                                                       ============    ============    ============    ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

MEMORIAL FUNDS
SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

------------------------------------------------------------------------------------------------------------------------------------

                                                                                        GOVERNMENT BOND FUND
                                                                                        INSTITUTIONAL SHARES
                                                                -----------------------------------------------------------------
                                                                 FOR THE
                                                                 PERIOD        FOR THE       FOR THE       FOR THE       FOR THE
                                                                  ENDED         YEAR          YEAR          YEAR         PERIOD
                                                                 JUNE 30,       ENDED         ENDED         ENDED         ENDED
                                                                  2002       DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                               (UNAUDITED)       2001          2000          1999         1998C
                                                                ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, BEGINNING OF PERIOD                            $   10.27     $   10.09     $    9.50     $   10.25     $   10.00
                                                                ---------     ---------     ---------     ---------     ---------

INVESTMENT OPERATIONS:
   Net investment income                                             0.22          0.50          0.53          0.51          0.39
   Net realized and unrealized gain (loss) on investments            0.16          0.17          0.59         (0.75)         0.39
                                                                ---------     ---------     ---------     ---------     ---------

      Total from investment operations                          $    0.38          0.67          1.12         (0.24)         0.78
                                                                ---------     ---------     ---------     ---------     ---------

DISTRIBUTIONS:
   From net investment income                                       (0.22)        (0.49)        (0.53)        (0.51)        (0.39)
   From net realized capital gain                                      --            --            --            --         (0.14)
                                                                ---------     ---------     ---------     ---------     ---------
      Total distributions                                           (0.22)        (0.49)        (0.53)        (0.51)        (0.53)
                                                                ---------     ---------     ---------     ---------     ---------

NET ASSET VALUE, END OF PERIOD                                  $   10.43     $   10.27     $   10.09     $    9.50     $   10.25
                                                                =========     =========     =========     =========     =========

TOTAL RETURN (a)                                                    3.75%         6.81%        12.12%       (2.39)%         7.96%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)                         $  17,575     $  17,058     $  40,501     $  69,082     $  65,676
   Ratio of expenses to average net assets:
      including reimbursement/waiver of fees                        0.95%         0.86%         0.75%         0.73%         0.73%(b)
   Ratio of expenses to average net assets:
      excluding reimbursement/waiver of fees                        1.84%         1.08%         0.87%         0.79%         0.85%(b)
   Ratio of net investment income (loss) to
      average net assets including reimbursement/waiver of fees:    4.31%         4.93%         5.51%         5.17%         5.05%(b)
   Portfolio turnover rate                                            29%          118%           50%           25%          114%

(a) Total return would have been lower had certain expenses not been reduced during the period shown.
(b)  Annualized
C See Note 1 of Notes to Financial Statements for date of commencement of operations.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


MEMORIAL FUNDS
SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------

                                                                                        GROWTH EQUITY FUND
                                                                                       INSTITUTIONAL SHARES
                                                                -----------------------------------------------------------------
                                                                 FOR THE
                                                                 PERIOD        FOR THE       FOR THE       FOR THE       FOR THE
                                                                  ENDED         YEAR          YEAR          YEAR         PERIOD
                                                                 JUNE 30,       ENDED         ENDED         ENDED         ENDED
                                                                  2002       DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                               (UNAUDITED)       2001          2000          1999         1998C
                                                                ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, BEGINNING OF PERIOD                            $    7.77     $    9.26     $   12.50     $   11.49     $   10.00
                                                                ---------     ---------     ---------     ---------     ---------

INVESTMENT OPERATIONS:
   Net investment income (loss)                                     (0.01)           --         (0.01)        (0.01)         0.01
   Net realized and unrealized gain (loss) on investments           (0.92)        (1.47)        (0.69)         2.67          2.09
                                                                ---------     ---------     ---------     ---------     ---------

      Total from investment operations                              (0.93)        (1.47)        (0.70)         2.66          2.10
                                                                ---------     ---------     ---------     ---------     ---------

DISTRIBUTIONS:
   From net investment income                                          --            --            --         (0.00)d       (0.01)
   From net realized capital gain                                      --         (0.02)        (2.54)        (1.56)        (0.60)
   Return of Capital                                                   --            --            --         (0.09)           --
                                                                ---------     ---------     ---------     ---------     ---------
      Total distributions                                              --         (0.02)        (2.54)        (1.65)        (0.61)
                                                                ---------     ---------     ---------     ---------     ---------

NET ASSET VALUE, END OF PERIOD                                  $    6.84     $    7.77     $    9.26     $   12.50     $   11.49
                                                                =========     =========     =========     =========     =========

TOTAL RETURN (a)                                                 (11.97)%      (15.82)%       (5.66)%        24.44%        20.97%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)                         $   7,750     $   9,289     $  29,889     $  41,833     $  26,426
   Ratio of expenses to average net assets:
      including reimbursement/waiver of fees                        1.20%         1.11%         1.00%         1.00%         1.00%(b)
   Ratio of expenses to average net assets:
      excluding reimbursement/waiver of fees                        2.64%         1.47%         1.18%         1.09%         1.19%(b)
   Ratio of net investment income (loss) to
      average net assets including reimbursement/waiver of fees:  (0.28)%       (0.06)%       (0.11)%       (0.10)%         0.16%(b)
   Portfolio turnover rate                                            32%           52%           78%          108%          135%

(a) Total return would have been lower had certain expenses not been reduced during the period shown.
(b)  Annualized
C See Note 1 of Notes to Financial Statements for date of commencement of operations.
(d)  Distributions per share were $0.00055.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


MEMORIAL FUNDS
SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------

                                                                                        VALUE EQUITY FUND
                                                                                       INSTITUTIONAL SHARES
                                                                -----------------------------------------------------------------
                                                                 FOR THE
                                                                 PERIOD        FOR THE       FOR THE       FOR THE       FOR THE
                                                                  ENDED         YEAR          YEAR          YEAR         PERIOD
                                                                 JUNE 30,       ENDED         ENDED         ENDED         ENDED
                                                                  2002       DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                               (UNAUDITED)       2001          2000          1999         1998C
                                                                ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, BEGINNING OF PERIOD                            $   10.26     $    9.12     $    8.75     $    9.19     $   10.00
                                                                ---------     ---------     ---------     ---------     ---------

INVESTMENT OPERATIONS:
   Net investment income                                             0.07          0.13          0.16          0.08          0.03
   Net realized and unrealized gain (loss) on investments            0.28          1.15          0.37         (0.44)        (0.81)
                                                                ---------     ---------     ---------     ---------     ---------

      Total from investment operations                               0.35          1.28          0.53         (0.36)        (0.78)
                                                                ---------     ---------     ---------     ---------     ---------

DISTRIBUTIONS:
   From net investment income                                       (0.07)        (0.14)        (0.16)        (0.08)        (0.03)
   From net realized capital gain                                      --            --            --            --            --
                                                                ---------     ---------     ---------     ---------     ---------
      Total distributions                                           (0.07)        (0.14)        (0.16)        (0.08)        (0.03)
                                                                ---------     ---------     ---------     ---------     ---------

NET ASSET VALUE, END OF PERIOD                                  $   10.54     $   10.26     $    9.12     $    8.75     $    9.19
                                                                =========     =========     =========     =========     =========

TOTAL RETURN (a)                                                    3.34%        14.08%         6.20%       (3.96)%       (7.76)%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)                         $   2,208     $   3,210     $  17,617     $  37,068     $  30,670
   Ratio of expenses to average net assets:
      including reimbursement/waiver of fees                        1.20%         1.09%         1.00%         1.00%         1.00%(b)
   Ratio of expenses to average net assets:
      excluding reimbursement/waiver of fees                        4.83%         1.82%         1.18%         1.09%         1.25%(b)
   Ratio of net investment income (loss) to
      average net assets including reimbursement/waiver of fees:    0.91%         1.26%         1.59%         0.90%         0.59%(b)
   Portfolio turnover rate                                            40%           45%          168%           60%           37%

(a) Total return would have been lower had certain expenses not been reduced during the period shown.
(b)  Annualized
C See Note 1 of Notes to Financial Statements for date of commencement of operations.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

MEMORIAL FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

Memorial Funds (the "Trust") is an open-end management investment company organized as a Delaware business trust. The Trust currently has three active and one inactive diversified investment portfolios (each a "Fund" and, collectively, the "Funds"). The Trust Instrument authorizes each Fund to issue an unlimited number of shares of beneficial interest. The classes of each Fund and their dates of commencement of operations are as follows:

     Government Bond Fund (Institutional Shares)                  March 30, 1998
     Corporate Bond Fund (Institutional Shares)                   March 25, 1998
     Growth Equity Fund (Trust and Institutional Shares)          March 30, 1998
     Value Equity Fund (Trust and Institutional Shares)           March 30, 1998

The Corporate Bond Fund became inactive on March 27, 2002. This Fund has no assets and is no longer selling shares to the public.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Funds:

SECURITY VALUATION - Securities, other than short-term securities, held by the Funds for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund's business day. If no sales are reported, the mean of the last bid and asked price is used. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. In the absence of readily available market quotations, securities are valued at fair value as determined by the Board of Trustees. At June 30, 2002, no securities were valued at fair value as determined by the Board of Trustees. Securities with a maturity of 60 days or less are valued at amortized cost.

REALIZED GAIN AND LOSS - Security transactions are accounted for on a trade date basis and realized gains and losses on investments sold are determined on the basis of identified cost.

INTEREST AND DIVIDEND INCOME - Interest income is accrued as earned. Dividends on securities held by the Funds are recorded on the ex-dividend date.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions of net investment income to shareholders are declared daily and paid monthly by the Government Bond Fund. Net investment income distributions, if any, for the Growth Equity Fund and the Value Equity Fund are declared and paid quarterly. Net capital gains for the Funds, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations.

ORGANIZATION COSTS - Costs incurred by the Funds in connection with their organization and registration of shares have been capitalized and are being amortized using the straight-line method over a five-year period beginning with the commencement of the Funds' operations.

MEMORIAL FUNDS

JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

FEDERAL TAXES - Each Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a federal excise tax. As the Funds intend to meet these minimum distribution requirements, no federal income tax provision is currently required.

As of December 31, 2001, the Funds have capital loss carryovers in the following amounts:

                                                   AMOUNT          EXPIRING DATE
                                                   ------          -------------
Government Bond Fund                             $  585,905          12/31/2008
Corporate Bond Fund                               4,380,866          12/31/2007
                                                  2,588,507          12/31/2008
Growth Equity Fund                                2,704,374          12/31/2009
Value Equity Fund                                    34,627          12/31/2007
                                                  1,688,376          12/31/2008

SECURITY LOANS - The Funds may receive fees or retain a portion of interest on the securities or cash received as collateral for lending securities. A Fund also continues to receive interest or dividends on the securities loaned. Securities loaned are secured by collateral whose market value must always exceed the market value of the securities loaned plus accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund.

NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The investment advisor of each Fund is Memorial Investment Advisors, Inc. (the "Advisor"). The Advisor receives monthly, from each Fund, an advisory fee at an annual rate of 0.23% of the average daily net assets of the Government Bond Fund and the Corporate Bond Fund, and 0.35% of the average daily net assets of the Growth Equity Fund and the Value Equity Fund. In addition, the Advisor has retained the following investment sub-advisors (each a "Sub-advisor") for each Fund pursuant to an investment sub-advisory agreement with the Advisor:

     Government Bond Fund              Eagle Asset Management, Inc.
     Corporate Bond Fund               AIG Global Investment Corp.
     Growth Equity Fund                Davis Hamilton Jackson & Associates, L.P.
     Value Equity Fund                 PPM America, Inc.

On August 31, 2001 American International Group, Inc. ("AIG") acquired American General Investment Management, L.P. and has replaced them with AIG Global Investment Corp., an affiliate of AIG. AIG Global Investment Corp. commenced full Sub-advisory responsibilities for the Corporate Bond Fund (which became inactive on March 27, 2002) on January 1, 2002. Currently, the Advisor pays the Sub-advisors of the Government Bond Fund and the Corporate Bond Fund an annual fee of 0.20% of the average daily net assets of the Funds. The Sub-advisors for the Growth Equity Fund and the Value Equity Fund are currently paid an annual fee of 0.30% of the average daily net assets of each Fund.

MEMORIAL FUNDS

JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

The amount of the fees paid by the Advisor to each Sub-advisor may vary from time to time as a result of periodic negotiations with each Sub-advisor regarding such matters as the nature and extent of the services provided (other than investment selection and order placement activities). To assist in carrying out its responsibilities, the Advisor has retained Capital Resource Advisors ("CRA"), (formerly known as Wellesley Group, Inc.). CRA provides data with which the Advisor and the Board of Trustees of the Trust can monitor and evaluate the performance of the Funds and Sub-advisors. CRA receives a fee from the Advisor of 0.02% of the average annual net assets of the Funds (decreasing to 0.015% at average annual net asset levels of $250 million but less than $500 million and 0.01% at average annual net asset levels exceeding $500 million). As a minimum, CRA shall receive an aggregate annual fee of $30,000.

On behalf of each Fund, the Trust has entered into an Investment Company Services Agreement ("ICSA") with InCap Service Company ("ISC") to provide day-to-day operational services to the Funds including, but not limited to, accounting, administrative, transfer agent, dividend disbursement, registrar and record keeping services. For its services, ISC receives monthly, from each Fund, a fee of 0.20% of the average annual net assets of the Funds (decreasing to 0.15% at average annual net asset levels of $25 million but less than $50 million, 0.10% at average annual net asset levels of $50 million but less than $100 million, 0.075% at average annual net asset levels of $100 million but less than $400 million and 0.03% at average annual net asset levels exceeding $400 million). The minimum fee paid to ISC is $5,000 per month per Fund. ISC is currently earning the minimum fee.

On behalf of each Fund, the Trust has entered into a Distribution Agreement with InCap Securities, Inc. to provide distribution services to the Funds including, but not limited to, distribution and underwriter services. For its services, InCap Securities, Inc. receives $250 per month from each Fund.

Investors Bank & Trust Company serves as the custodian for each Fund, for which it receives a fee from each Fund at an annual rate as follows: 0.01% of the average daily net assets of the Fund for the first $100 million in Fund assets and 0.005% of the average daily net assets of the Fund for the remaining Fund assets. The custodian is also paid certain transaction fees. These fees are accrued daily by the Funds and are paid monthly based on average net assets and transactions for the previous month.

The Trust has adopted a Shareholder Service Plan which allows it to obtain the services of the Advisor and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust pays Memorial Group, Inc. a fee at an annual rate of 0.25% of the average daily net assets of the Funds' Institutional Shares.

Each Trustee, who is not an "affiliated person" as defined in the Act, receives from the Trust an annual fee of $5,000 plus out of pocket expenses. In addition, each Trustee receives $500 per meeting attended.

MEMORIAL FUNDS

JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 4. WAIVER OF FEES

The Sub-advisors, InCap Service Company, InCap Securities, Inc. and the Shareholder Servicing Agent (Memorial Group, Inc.) may voluntarily waive a portion of their fees. For the period ended June 30, 2002, the Shareholder Servicing Agent has voluntarily waived fees as follows:

                                             MEMORIAL
                                            GROUP, INC.
                                            -----------

Government Bond Fund                         $ 22,125
Growth Equity Fund                             12,441
Value Equity Fund                               3,715

In addition, the Advisor, under certain circumstances, may reimburse certain expenses of the Funds. The Advisor has agreed to pay expenses in excess of 0.95% for the Government Bond Fund and 1.20% for the Growth Equity and Value Equity Funds. For the period ended June 30, 2002, Advisor's commitment to pay expenses is as follows:

                                             MEMORIAL
                                            GROUP, INC.
                                            -----------

Government Bond Fund                         $ 54,012
Growth Equity Fund                             51,439
Value Equity Fund                              44,347

The Board of Trustees has noted Advisor's commitment and has discussed payment with the Advisor.

NOTE 5. SECURITIES TRANSACTIONS

The cost of securities purchased and the proceeds from sales of securities, other than short-term securities, for the period ended June 30, 2002, were as follows:

                                     PURCHASES                   SALES
                                     ---------                   -----
                              U.S. GOV'T.     OTHER     U.S. GOV'T.     OTHER
                              -----------     -----     -----------     -----

Government Bond Fund          $3,236,754   $1,699,328   $1,038,438   $3,840,905
Growth Equity Fund                    --    2,682,200           --    3,139,689
Value Equity Fund                     --      892,557           --    2,004,158

For Federal income tax purposes, the tax cost basis of investment securities owned, the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and net unrealized appreciation (depreciation) as of June 30, 2002 were as follows:

                                         GROSS         GROSS      NET UNREALIZED
                                       UNREALIZED    UNREALIZED    APPRECIATION
                          TAX COST    APPRECIATION  DEPRECIATION  (DEPRECIATION)
                          --------    ------------  ------------  -------------

Government Bond Fund    $17,284,715   $   253,796   $   (12,308)   $   241,488
Growth Equity Fund        9,286,626       179,662    (1,670,282)    (1,490,620)
Value Equity Fund         2,157,096       151,518      (129,519)        21,999

MEMORIAL FUNDS

JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 6. SECURITIES LENDING

As of June 30, 2002, the Government Bond Fund, Growth Equity Fund and Value Equity Fund had loaned securities in return for securities and cash collateral, which was invested in various short-term, fixed income securities such as repurchase agreements, commercial paper and government and corporate notes and bonds. The risks to the Fund from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called by the Fund. The value of the securities on loan and the value of the related collateral were as follows:

                                                  SECURITIES          COLLATERAL
                                                  ----------          ----------

Government Bond Fund                              $1,315,552          $1,353,375
Growth Equity Fund                                   489,566             508,900
Value Equity Fund                                     76,459              84,700

NOTE 7. SUBSEQUENT EVENTS

At or about June 30, 2002 the sole shareholder of the Advisor entered into an agreement to sell all shares of the Advisor and Memorial Group, Inc. in exchange for cash and purchaser's commitment to pay various expenses/obligations of the Advisor, including, amongst others, portions of the Advisor's commitment to pay certain Fund expenses. Closing the agreement is contingent upon Board of Trustees and shareholder approval.

The transaction has been delayed due to a lawsuit filed in State Court in Houston, Harris County, Texas on July 30, 2002. In case number 2002-37608 Pauze Swanson & Associates Investment Advisors, Inc. dba Pauze Swanson Capital Management Co. accused various persons (including the Trust and Memorial Group, Inc.) of fraud and intentional misrepresentations, business defamation, tortious interference with contract and conspiracy, which purportedly resulted in the plaintiff firm's loss of management fees when clients/investors moved their accounts, of expenses from arbitration proceedings instituted by a former Pauze client (which proceedings are still pending), and of good reputation. Pauze seeks actual and punitive damages in excess of $4.125 million. The Board of Trustees has instructed management to retain counsel to defend the Trust. In the meantime, the change of control has been postponed pending the outcome of this litigation; and if the litigation is not resolved promptly, the party wishing to acquire the Advisor and Memorial Group, Inc. may choose to abandon the transaction.